Note 10 - Equity	12 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Equity [Text Block]
10.	Equity

Ordinary shares

As of June 30, 2020, 50,000,000 ordinary shares were issued at par value, equivalent to share capital of US$5. On March 26, 2021, the Company completed its IPO of 3,000,000 ADSs at US$10.00 per ADS on NASDAQ. Each ADS represents two ordinary shares of the Company. On March 17, 2025, the Company effectuated a change of control and entered into a share subscription agreement with Carmel Holdings Limited and issued 112,000,000 restricted ordinary shares of the Company for consideration of approximately US$1,008.

On December 19, 2025, the Company held an Extraordinary General Meeting and passed a number of resolutions pertaining to the Company’s share capital restructuring. Following the shareholders’ approval by resolutions at the Extraordinary General Meeting, the Company terminated its Deposit Agreement dated March 25, 2021 entered into between the Company and Deutsche Bank Trust Company Americas as depositary for the Company’s ADSs, and beneficial owners and holders of ADSs issued thereunder. Immediately following the termination of the ADR Facility, the Company consolidated its shares such that every issued and unissued twenty (20) ordinary shares of par value US$0.0001 each were consolidated into one (1) ordinary share of par value US$0.0020 each (each, a “Consolidated Ordinary Share”) (the “Share Consolidation”). All outstanding ADSs were automatically cancelled and ADS holders received Consolidated Ordinary Shares at a ratio of one Consolidated Ordinary Share for each ten ADS cancelled after taking into account the ADS ratio. The Consolidated Ordinary Shares were listed for trading on Nasdaq Capital Market in substitution for its ADSs (the “Substitution Listing”) on January 5, 2026.

During the year ended December 31, 2025, 84,466 ordinary shares were issued to the Company’s directors in settlement of an equal number of fully vested restricted share units awarded to such individuals by the Company pursuant to grants made under the Company’s 2020 Plan.

As of June 30, 2025 and 2026, 168,000,000 and 8,484,581 ordinary shares were issued at par value, equivalent to share capital of US$17 and US$17, which number of shares was same as that outstanding as of the issuance date of the financial statements.